Class II Shares | ClearBridge Variable Large Cap Value Portfolio
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO
Investment objective
The fund seeks long-term growth of capital as its primary investment objective.
Current income is a secondary objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold Class II shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Class II Shares ClearBridge Variable Large Cap Value Portfolio Class II
Maximum sales charge (load) imposed on purchases	[1]
Maximum deferred sales charge (load)	[1]
[1]	N/A

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class II Shares ClearBridge Variable Large Cap Value Portfolio Class II
Management fees		0.65%
Distribution and/or service (12b-1) fees		0.25%
Other expenses	[1]	0.07%
Total annual fund operating expenses		0.97%
[1]	"Other expenses" for Class II shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example
This example is intended to help you compare the cost of investing in Class II shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class II Shares ClearBridge Variable Large Cap Value Portfolio Class II	99	309	536	1,189

Number of years you own your shares ($)
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Class II Shares ClearBridge Variable Large Cap Value Portfolio Class II	99	309	536	1,189

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations.
Principal risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).
Performance
The accompanying bar chart and table provide some indication of the risks of investing in Class II shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926 and provides its current net asset value at http://www.leggmason.com/individualinvestors/variable-investment-prospectuses (click on name of the fund).

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The returns shown in the accompanying bar chart and table are for the fund’s Class I shares (which are offered in a separate prospectus) because no Class II shares were outstanding as of December 31, 2014. Class I shares and Class II shares are invested in the same portfolio of securities. However, the returns for Class II shares would differ from those of Class I shares to the extent that Class II shares have higher expenses than Class I shares.

Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

Prior to April 30, 2010, the fund invested primarily in common stocks of established U.S. companies under the name “Legg Mason ClearBridge Variable Investors Portfolio.”
Total returns (%)

Calendar Years ended December 31 Best Quarter (06/30/2009): 16.11 Worst Quarter (12/31/2008): (19.96)
Average annual total returns (%) (for periods ended December 31, 2014)
Average Annual Total Returns Class II Shares ClearBridge Variable Large Cap Value Portfolio	1 year	5 years	10 years
Class I	11.71%	14.63%	7.58%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.45%	15.42%	7.30%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%